May 2, 2008

Supplement

SUPPLEMENT DATED MAY 2, 2008 TO THE STATEMENTS OF ADDITIONAL INFORMATION OF

Active Assets California Tax-Free Trust, dated October 31, 2007
Active Assets Government Securities Trust, dated October 31, 2007
Active Assets Institutional Government Securities Trust, dated October 31, 2007
Active Assets Institutional Money Trust, dated October 31, 2007
Active Assets Money Trust, dated October 31, 2007
Active Assets Tax-Free Trust, dated October 31, 2007
Morgan Stanley Allocator Fund, dated May 31, 2007
Morgan Stanley Balanced Fund, dated May 31, 2007
Morgan Stanley Capital Opportunities Trust, dated March 31, 2008
Morgan Stanley Convertible Securities Trust, dated January 31, 2008
Morgan Stanley Dividend Growth Securities Inc. dated June 29, 2007
Morgan Stanley Equally-Weighted S&P 500 Fund, dated March 31, 2008
Morgan Stanley European Equity Fund Inc., dated February 29, 2008
Morgan Stanley Financial Services Trust, dated September 28, 2007
Morgan Stanley Flexible Income Trust, dated February 29, 2008
Morgan Stanley Fundamental Value Fund, dated January 31, 2008
Morgan Stanley FX Series Funds – FX Alpha Strategy Portfolio, dated February 29, 2008
Morgan Stanley FX Series Funds – FX Alpha Plus Strategy Portfolio, dated February 29, 2008
Morgan Stanley Global Advantage Fund, dated September 28, 2007
Morgan Stanley Global Dividend Growth Securities, dated July 31, 2007
Morgan Stanley Health Sciences Trust, dated November 30, 2007
Morgan Stanley High Yield Securities Inc., dated December 31, 2007
Morgan Stanley Income Trust, dated December 31, 2007
Morgan Stanley Institutional Strategies Fund, dated January 31, 2008
Morgan Stanley International Fund, dated February 29, 2008
Morgan Stanley International SmallCap Fund, dated September 28, 2007
Morgan Stanley International Value Equity Fund, dated December 31, 2007
Morgan Stanley Japan Fund, dated September 28, 2007
Morgan Stanley Limited Duration Fund, dated August 31, 2007
Morgan Stanley Limited Duration U.S. Government Trust, dated September 28, 2007
Morgan Stanley Limited Term Municipal Trust, dated July 31, 2007
Morgan Stanley Liquid Asset Fund, Inc., dated December 31, 2007
Morgan Stanley Mid Cap Growth Fund, dated January 31, 2007
Morgan Stanley Mid-Cap Value Fund, dated December 31, 2007
Morgan Stanley Mortgage Securities Trust, dated February 29, 2008
Morgan Stanley Multi-Asset Class Fund, dated January 31, 2008
Morgan Stanley Nasdaq-100 Index Fund, dated March 31, 2008
Morgan Stanley Natural Resource Development Securities Inc., dated June 29, 2007
Morgan Stanley Pacific Growth Fund Inc., dated February 29, 2008
Morgan Stanley Prime Income Trust, January 31, 2008
Morgan Stanley Real Estate Fund, dated March 31, 2008
Morgan Stanley S&P 500 Index Fund, dated December 31, 2007
Morgan Stanley Series Funds – Morgan Stanley Diversified Large Cap Equity Fund, dated October 2, 2007
Morgan Stanley Series Funds – Morgan Stanley Diversified International Equity Fund, dated October 2, 2007
Morgan Stanley Small-Mid Special Value Fund, dated August 31, 2007
Morgan Stanley Special Growth Fund, dated June 29, 2007

Morgan Stanley Special Value Fund, dated November 30, 2007
Morgan Stanley Strategist Fund, dated November 30, 2007
Morgan Stanley Technology Fund, dated July 31, 2007
Morgan Stanley Total Market Index Fund, dated November 30, 2007
Morgan Stanley U.S. Government Money Market Trust, dated May 31, 2007
Morgan Stanley Value Fund, dated January 31, 2008
(Collectively, the ‘‘Funds’’)

Effective May 2, 2008, all references to the Custodian of the Fund’s assets are hereby amended to reflect State Street Bank and Trust Company. The address of State Street Bank and Trust Company is One Lincoln Street, Boston, Massachusetts, 02111.

***

J. David Germany has announced his retirement from the Investment Adviser. Therefore, all references to Mr. Germany in the Statement of Additional Information are hereby deleted.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.